Acquisitions and disposals (Details Narrative) R$ in Thousands, $ in Thousands, $ in Millions				1 Months Ended											2 Months Ended	12 Months Ended
	Dec. 03, 2024 ARS ($)	Oct. 15, 2024 ARS ($)	Aug. 01, 2024 USD ($)	Jun. 30, 2025 ARS ($)	Jun. 30, 2025 BRL (R$)	May 31, 2025	May 23, 2025	Jan. 27, 2025	Sep. 30, 2024 ARS ($)	Sep. 30, 2024 BRL (R$)	Sep. 30, 2024 USD ($)	Sep. 26, 2024 ARS ($)	Sep. 26, 2024 BRL (R$)	May 20, 2024 BRL (R$)	Mar. 31, 2025	Jun. 30, 2025 ARS ($)	Jun. 30, 2024 ARS ($)	Jun. 30, 2023 ARS ($)	Jul. 01, 2023 ARS ($)
Statement [Line Items]
Investment properties				$ 2,404,115												$ 2,404,115	$ 2,440,276		$ 3,037,044
Property, plant and equipment				712,680												712,680	711,714		753,946
Intangible assets				$ 28,500												28,500	101,056		$ 51,628
Net gain/ (loss) from fair value adjustment of investment properties																19,075	(486,121)	$ (267,681)
Gain from disposal of farmlands																$ 41,992	$ 73,352	$ 77,831
261 Della Paolera floor sale [Member]
Statement [Line Items]
Acquired farmland description		On October 15, 2024, the deed was signed for the sale of a floor in the “261 Della Paolera” tower located in the Catalinas district of the Autonomous City of Buenos Aires for a total leasable area of approximately 1,197 square meters and 8 parking units in the same building
Description of transactions of sold land		The transaction price was approximately USD 7.1 million (MEP) (See Note 9) (USD/sqm 6,000), equivalent to ARS 8,558 million, of which USD 6.0 million has already been collected, and the remaining USD 1.1 million, guaranteed with a mortgage, will be collected in 24 monthly installments at an annual interest rate of 8%
Net gain/ (loss) from fair value adjustment of investment properties		$ 5,340
Sale of fraction of "Alto Taquari" farm [Member]
Statement [Line Items]
Procced from sale of farm land | R$													R$ 189,400
Sales agreements, description												On September 26, 2024, BrasilAgro completed the sale of the remaining balance of 1,157 hectares of the Alto Taquari farm, a rural property located in the municipalities of Alto Taquari and Araputanga - Mato Grosso. The contract was signed on September 1, 2021 and established the transfer of possession in two stages, the first being on October 10, 2021	On September 26, 2024, BrasilAgro completed the sale of the remaining balance of 1,157 hectares of the Alto Taquari farm, a rural property located in the municipalities of Alto Taquari and Araputanga - Mato Grosso. The contract was signed on September 1, 2021 and established the transfer of possession in two stages, the first being on October 10, 2021
Gain from disposal of farmlands												$ 22,179
Los Pozos farm [Member]
Statement [Line Items]
Purchase price											$ 2,230
Purchase price yet to be receive											$ 1,130
Sales agreements, description									On September 30, 2024, Cresud signed the transfer of ownership deed for the sale of a fraction of the farmland of the property called “Los Pozos”, located in the Province of Salta, with a total area of 3,630 hectares, leaving a remainder of approximately 231,700 hectares of said property in the hands of the Company	On September 30, 2024, Cresud signed the transfer of ownership deed for the sale of a fraction of the farmland of the property called “Los Pozos”, located in the Province of Salta, with a total area of 3,630 hectares, leaving a remainder of approximately 231,700 hectares of said property in the hands of the Company	On September 30, 2024, Cresud signed the transfer of ownership deed for the sale of a fraction of the farmland of the property called “Los Pozos”, located in the Province of Salta, with a total area of 3,630 hectares, leaving a remainder of approximately 231,700 hectares of said property in the hands of the Company
Procced from sale of farm land											$ 1,100
Gain from disposal of farmlands									$ 2,597
Sale of fraction of "Rio do meio" farm [Member]
Statement [Line Items]
Procced from sale of farm land | R$										R$ 7,000
Sales agreements, description							On May 23, 2025, an additional 660 hectares of the same property were transferred, corresponding to the fourth and final stage of the schedule. The sale price was 75,454 bags of soybeans, equivalent to BRL 10 million (ARS 2,132 million) at the date of the transaction, to be collected in annual installments maturing between July 31, 2027 and 2028		On September 30, 2024, BrasilAgro transferred 190 hectares due to the sale of the Rio do Meio farm, a rural property located in the municipality of Correntina-Bahia. The contract was signed on November 8, 2022 and established the transfer of ownership in four stages, this being the third, with the deadline for the fourth and final transfer set for May 2025	On September 30, 2024, BrasilAgro transferred 190 hectares due to the sale of the Rio do Meio farm, a rural property located in the municipality of Correntina-Bahia. The contract was signed on November 8, 2022 and established the transfer of ownership in four stages, this being the third, with the deadline for the fourth and final transfer set for May 2025	On September 30, 2024, BrasilAgro transferred 190 hectares due to the sale of the Rio do Meio farm, a rural property located in the municipality of Correntina-Bahia. The contract was signed on November 8, 2022 and established the transfer of ownership in four stages, this being the third, with the deadline for the fourth and final transfer set for May 2025
Gain from disposal of farmlands									$ 2,300
Sale of the entire "Preferencia" farm [Member]
Statement [Line Items]
Procced from sale of farm land | R$					R$ 140,000
Sales agreements, description				As of June 30, 2025, BrasilAgro completed the sale of the entire Preferencia farm, a rural property located in the municipality of Baianópolis, Bahia State, with a total area of 17,799 hectares	As of June 30, 2025, BrasilAgro completed the sale of the entire Preferencia farm, a rural property located in the municipality of Baianópolis, Bahia State, with a total area of 17,799 hectares
Initial payment received | R$					R$ 2,000
Procced from first installment | R$					R$ 40,000
Sales agreements due balance description				The remaining balance of 316,640 arrobas (4,749,600 kg) will be paid in six annual installments of 52,773 arrobas (791,595 kg) each, maturing between October 31, 2026 and October 31, 2031	The remaining balance of 316,640 arrobas (4,749,600 kg) will be paid in six annual installments of 52,773 arrobas (791,595 kg) each, maturing between October 31, 2026 and October 31, 2031
Gain from disposal of farmlands				$ 14,916
Purchase of property adjacent to Alto Avellaneda shopping mall - IRSA [Member]
Statement [Line Items]
Outstanding amount due			$ 3,000
Property acquisition description			The property has a total area of 86,861 square meters and a built-up area of 32,660 square meters, with potential for future expansion
Purchase price			$ 12,200
Initial payment paid			$ 9,200
Agreement term period			3 years
Purchase of Shopping Mall "Terrazas de Mayo" - IRSA [Member]
Statement [Line Items]
Investment properties	$ 33,530
Property, plant and equipment	9
Intangible assets	$ 796
Property acquisition description	On December 3, 2024, IRSA signed an agreement to acquire the business assets of the “Terrazas de Mayo” shopping mall located at the intersection of routes 8 and 202, in front of Campo de Mayo, in the Malvinas Argentinas district, in the northwest of Greater Buenos Aires. The shopping mall has 85 stores, 20 stands and a built-up area of 33,703 square meters, which includes 15 gastronomic stores and 10 movie theaters
Transaction amount description	The amount of the transaction was USD 27.75 million (ARS 34,335 million), of which 60% was paid at the time of signing the bill with possession, 20% will be paid at the time of signing the final deed, and the remaining 20% will be paid 36 months after signing the deed. Implicit interest has been segregated for a total of USD 1.5 million
Sale of lots and barter agreements - "Ramblas del Plata" - IRSA [Member]
Statement [Line Items]
Sales agreements, description						IRSA signed three barter agreements for three lots. The transaction price was approximately USD 12.2 million (ARS 14,554 million), with a 5% down payment to IRSA upon signing. The balance will be paid upon signing the deeds and delivery of possession		On January 27, 2025, IRSA signed two sale agreements for two lots. The total price of both transactions was approximately USD 23.4 million (ARS 28,138 million), of which 30% was paid at the time of signing the bill. The remaining balance of approximately USD 16.4 million will be paid upon signing the deeds and transferring possessions							IRSA signed two barter agreements for eight lots, for a total amount of approximately USD 38.5 million (ARS 45,197 million), which will be paid to IRSA through a cash advance and saleable square meters to be received in the future
AOANH [Member]
Statement [Line Items]
Total value of acquisition | R$														R$ 6,200
Gain on sale of land | R$														R$ 348
Description of acquired land														On May 20, 2024, BrasilAgro acquired Agrícola Nova Horizonte S.A., an agricultural company focused on grain production, with 4,767 hectares leased for 16 years, at an average price of 13 bags of soybeans per hectare